Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net operating loss carryforwards (NOLs)	$ 2,057,000	$ 519,000
Stock-based compensation expense	489,000	8,000
Accrued expenses and unpaid payable	443,000	35,000
Tax credit carryforwards	68,000	63,000
Excess of tax amortization over book amortization	(658,000)	(230,000)
Gross	2,399,000	395,000
Valuation allowance	(2,399,000)	(395,000)
Net